UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05235

Nuveen California Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Value Fund, Inc. (NCA)
	November 30, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.5% (99.6% of Total Investments)

	MUNICIPAL BONDS – 99.5% (99.6% of Total Investments)

	Consumer Staples – 4.1% (4.1% of Total Investments)
$ 2,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	12/18 at 100.00	B+	$ 1,698,080
	Los Angeles County Securitization Corporation, Series 2006A, 5.650%, 6/01/41
225	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	BB+	217,384
	Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,940	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	3,264,645
	Bonds, Series 2007A-1, 5.000%, 6/01/33
3,570	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	2,870,780
	Bonds, Series 2007A-2, 5.300%, 6/01/37
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	2,759,120
	Bonds, Series 2005A-1, 5.500%, 6/01/45
13,235	Total Consumer Staples			10,810,009
	Education and Civic Organizations – 0.6% (0.6% of Total Investments)
140	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	141,890
	2005A, 5.000%, 10/01/35
95	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	98,844
	2006, 5.000%, 11/01/21
450	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	499,190
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
700	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	802,963
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
1,385	Total Education and Civic Organizations			1,542,887
	Health Care – 17.2% (17.2% of Total Investments)
555	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s	8/24 at 100.00	AA	626,195
	Hospital, Series 2014A, 5.000%, 8/15/43
350	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	399,165
	Series 2014A, 5.000%, 10/01/38
690	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	783,198
	Series 2014B, 5.000%, 10/01/44
	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –
	San Diego, Series 2011:
560	5.000%, 8/15/31	8/21 at 100.00	AA–	652,602
670	5.250%, 8/15/41	8/21 at 100.00	AA–	755,814
5,365	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,759,381
	5.250%, 11/15/46 (UB)
1,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	1,205,630
	6.000%, 8/15/42
3,870	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa1	4,091,673
	of Central California, Series 2007, 5.250%, 2/01/27
1,560	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/15 at 100.00	A	1,568,034
	System West, Series 2005A, 5.000%, 3/01/35
2,625	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	2,896,189
	Series 2012A, 5.000%, 4/01/42
1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	1,029,040
	System, Series 2007A, 5.125%, 7/15/31
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/17 at 100.00	AA	3,265,830
	Healthcare West, Insured Series 2008K, 5.500%, 7/01/41 – AGC Insured
1,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/18 at 100.00	A	1,111,600
	Healthcare West, Series 2008C, 5.625%, 7/01/35
1,460	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	1,550,316
	System, Series 2001C, 5.250%, 8/01/31
2,710	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	Aa3	3,124,738
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,890	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	1,922,470
	2005A, 5.000%, 11/15/43
1,615	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	1,630,472
	2005A, 5.000%, 12/01/22
1,525	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,758,417
	2008A, 8.250%, 12/01/38
2,940	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	3,180,110
	6.750%, 11/01/39
2,900	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	3,028,876
	6.000%, 11/01/41
1,750	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	2,103,343
	7.500%, 12/01/41
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	3,218,820
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
42,035	Total Health Care			45,661,913
	Housing/Multifamily – 2.3% (2.3% of Total Investments)
1,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,146,358
	Series 2010A, 6.400%, 8/15/45
1,060	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	1,166,403
	Series 2012A, 5.500%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
65	5.250%, 8/15/39	8/24 at 100.00	BBB	71,566
175	5.250%, 8/15/49	8/24 at 100.00	BBB	191,272
2,310	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds,	1/15 at 100.00	N/R	2,311,940
	Harbor City Lights, Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)
1,160	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile	1/15 at 100.00	N/R	1,161,160
	Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28
5,790	Total Housing/Multifamily			6,048,699
	Housing/Single Family – 0.8% (0.8% of Total Investments)
2,125	California Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007, 5.000%,	12/16 at 100.00	AA	2,174,470
	12/01/42 (Alternative Minimum Tax)
70	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A–	73,099
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,195	Total Housing/Single Family			2,247,569
	Long-Term Care – 1.8% (1.8% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds,	8/18 at 100.00	A+	4,392,320
	The Institute on Aging, Series 2008A, 5.650%, 8/15/38
260	California Statewide Community Development Authority, Certificates of Participation, Internext	4/15 at 100.00	BBB+	261,121
	Group, Series 1999, 5.375%, 4/01/17
4,260	Total Long-Term Care			4,653,441
	Tax Obligation/General – 17.9% (18.0% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
2,500	6.000%, 4/01/38	4/19 at 100.00	Aa3	2,997,325
1,000	6.000%, 11/01/39	11/19 at 100.00	Aa3	1,219,500
2,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	Aa3	2,300,760
	California State, General Obligation Bonds, Various Purpose Series 2013:
1,000	5.000%, 2/01/29	No Opt. Call	Aa3	1,157,740
2,500	5.000%, 4/01/37	4/23 at 100.00	Aa3	2,836,350
2,500	5.000%, 2/01/43	No Opt. Call	Aa3	2,803,175
2,240	5.000%, 11/01/43	11/23 at 100.00	Aa3	2,533,194
	California State, General Obligation Bonds, Various Purpose Series 2014:
5,000	5.000%, 5/01/32	5/24 at 100.00	Aa3	5,849,149
1,970	5.000%, 10/01/39	10/24 at 100.00	Aa3	2,268,160
6,000	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA	661,500
	Election 2008 Series 2010B, 0.000%, 8/01/49 – AGM Insured
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	2,099,020
	NPFG Insured
11,875	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	9/36 at 100.00	AA+	7,896,281
	Election 2010 Series 2011A, 0.000%, 9/01/41
1,320	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation	8/18 at 100.00	Aa3	1,485,119
	Bonds, Series 2010B, 5.500%, 8/01/35
20,860	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	11,505,123
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
62,765	Total Tax Obligation/General			47,612,396
	Tax Obligation/Limited – 21.8% (21.8% of Total Investments)
1,000	Artesia Redevelopment Agency, California, Tax Allocation Revenue Bonds, Artesia Redevelopment	6/15 at 100.00	BBB+	1,006,970
	Project Area, Series 2007, 5.375%, 6/01/27
	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,
	Series 2003:
3,000	5.500%, 10/01/23 – RAAI Insured	No Opt. Call	N/R	3,001,770
1,000	5.625%, 10/01/33 – RAAI Insured	No Opt. Call	N/R	1,000,190
3,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A1	4,089,224
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/33
2,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/24 at 100.00	A1	2,830,800
	Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A1	1,184,890
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A1	2,460,620
	2009-I, 6.375%, 11/01/34
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/22 at 100.00	A1	3,416,940
	2012G, 5.000%, 11/01/37
340	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	350,197
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,005	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax	9/16 at 101.00	A	1,033,894
	Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series	9/17 at 100.00	N/R	1,052,700
	2007A, 5.000%, 9/01/23 – AMBAC Insured
750	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	No Opt. Call	A–	755,265
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
615	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A1	628,475
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured
675	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	702,425
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
150	5.000%, 9/01/26	9/16 at 100.00	N/R	154,071
355	5.125%, 9/01/36	9/16 at 100.00	N/R	364,269
2,500	Kern County Board of Education, California, Certificates of Participation, Series 2006A,	6/16 at 100.00	AA–	2,551,125
	5.000%, 6/01/31 – NPFG Insured
750	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	BBB	878,603
	Project Areas Housing Programs, Series 2009, 6.000%, 8/01/24
3,520	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	3,918,851
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
370	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	470,829
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
140	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	171,364
	Project, Series 2011, 6.750%, 9/01/40
5,910	Palmdale Elementary School District, Los Angeles County, California, Special Tax Bonds,	No Opt. Call	AA	5,923,119
	Community Facilities District 90-1, Series 1999, 5.800%, 8/01/29
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
955	5.250%, 9/01/30	9/23 at 100.00	N/R	1,067,595
860	5.750%, 9/01/39	9/23 at 100.00	N/R	972,479
160	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	180,187
	2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
125	6.000%, 9/01/33	No Opt. Call	N/R	129,365
275	6.125%, 9/01/41	No Opt. Call	N/R	284,507
1,130	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	1,260,572
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
440	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	505,230
	2011A, 5.750%, 9/01/30
80	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	99,962
	Area, Series 2011B, 6.500%, 10/01/25
2,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch,	9/15 at 100.00	N/R	2,018,040
	Series 2005, 5.050%, 9/01/30
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,131,930
	Series 2012A, 5.000%, 4/01/42
170	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	182,589
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
65	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	79,774
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
65	7.000%, 8/01/33	2/21 at 100.00	BBB+	79,327
80	7.000%, 8/01/41	2/21 at 100.00	BBB+	97,634
2,750	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	3/15 at 100.00	AA	2,761,083
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
400	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	430,060
590	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	634,339
780	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	835,247
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
910	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series	4/17 at 100.00	AA+	986,795
	2007A, 5.000%, 4/01/36 – AMBAC Insured
110	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	125,571
	7.000%, 10/01/26
1,360	Tehachapi Redevelopment Agency, California, Tax Allocation Bonds, Series 2007, 5.250%,	12/17 at 100.00	BB–	1,388,111
	12/01/37 – RAAI Insured
1,925	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	A3	1,977,707
	Series 2006, 5.000%, 9/01/26 – FGIC Insured
690	Vista Joint Powers Financing Authority, California, Special Tax Lease Revenue Refunding Bonds,	3/15 at 100.00	N/R	691,125
	Community Facilities District 90-2, Series 1997A, 5.875%, 9/01/20
1,730	West Contra Costa Healthcare District, California, Certificates of Participation, Series 2004,	No Opt. Call	A–	1,736,003
	5.375%, 7/01/21 – AMBAC Insured
190	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	233,989
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
53,920	Total Tax Obligation/Limited			57,835,812
	Transportation – 7.0% (7.0% of Total Investments)
1,820	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/24 at 100.00	BB+	2,157,410
	Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,
	Series 2013A:
1,945	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	2,127,966
4,010	5.750%, 1/15/46	1/24 at 100.00	BBB–	4,618,357
4,010	6.000%, 1/15/53	1/24 at 100.00	BBB–	4,678,307
3,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C, 5.000%, 8/01/44	8/24 at 100.00	AA	3,428,700
195	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds,	7/16 at 100.00	N/R	195,881
	Series 2006, 5.550%, 7/01/28 (Alternative Minimum Tax)
1,210	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/29	No Opt. Call	A+	1,367,832
	(Alternative Minimum Tax)
16,190	Total Transportation			18,574,453
	U.S. Guaranteed – 17.3% (17.3% of Total Investments) (4)
2,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (4)	2,657,550
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
1,480	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/15 at 100.00	AAA	1,516,600
	Series 2005AD, 5.000%, 12/01/22 (Pre-refunded 6/01/15) – AGM Insured
2,065	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	Aaa	2,596,015
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
1,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2 (4)	1,611,240
	5.000%, 7/01/24 (Pre-refunded 7/01/16) – FGIC Insured
21,500	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A (4)	13,773,544
	Series 2008B, 0.000%, 9/01/23 (Pre-refunded 9/01/16)
8,565	Palmdale, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AA+ (4)	8,465,217
	Revenue Bonds, Series 1988A, 0.000%, 3/01/17 (ETM)
270	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (4)	278,867
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
20,415	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	Aaa	14,229,254
	Mortgage Revenue Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative Minimum Tax) (ETM)
625	San Mateo Union High School District, San Mateo County, California, Certificates of Participation,	12/17 at 100.00	N/R (4)	707,531
	Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
58,920	Total U.S. Guaranteed			45,835,818
	Utilities – 1.8% (1.8% of Total Investments)
2,160	California Statewide Community Development Authority, Certificates of Participation Refunding,	12/14 at 100.00	N/R	2,101,572
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18
1,800	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,203,128
	2007A, 5.500%, 11/15/37
605	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	611,534
	9/01/31 – SYNCORA GTY Insured
4,565	Total Utilities			4,916,234
	Water and Sewer – 6.9% (6.9% of Total Investments)
1,000	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	1,182,610
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/29
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside LP Desalination Project, Series 2012:
1,375	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,477,259
2,675	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,852,165
1,500	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,588,560
	8/01/36 – NPFG Insured
410	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	429,795
	5.000%, 4/01/36 – NPFG Insured
5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/17 at 100.00	AA	5,416,599
	2007A-2, 5.000%, 7/01/44 – AMBAC Insured
	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008:
1,850	5.500%, 1/01/33	1/18 at 100.00	A–	2,039,921
3,000	5.500%, 1/01/38	1/18 at 100.00	A–	3,275,910
16,810	Total Water and Sewer			18,262,819
$ 282,070	Total Long-Term Investments (cost $234,974,825)			264,002,050

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.4% (0.4% of Total Investments)
	MUNICIPAL BONDS – 0.4% (0.4% of Total Investments)
	Health Care – 0.4% (0.4% of Total Investments)
$ 880	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 892,971
	Health System, Series 2014A, 6.000%, 7/10/15 (5)
100	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	101,474
	Health System, Series 2014B, 6.000%, 7/10/15 (5)
130	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	131,916
	Health System, Series 2014C, 6.000%, 7/10/15 (5)
$ 1,110	Total Short-Term Investments (cost $1,110,000)			1,126,361
	Total Investments (cost $236,084,825) – 99.9%			265,128,411
	Floating Rate Obligations – (1.7)%			(4,490,000)
	Other Assets Less Liabilities – 1.8%			4,688,537
	Net Assets Applicable to Common Shares – 100%			$ 265,326,948

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$264,002,050	$ —	$264,002,050
Short-Term Investments:
Municipal Bonds	—	—	1,126,361	1,126,361
Total	$ —	$264,002,050	$1,126,361	$265,128,411

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $231,649,018.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$29,740,468
Depreciation	(749,567)
Net unrealized appreciation (depreciation) of investments	$28,990,901

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2015